THE ADVISORS' INNER CIRCLE FUND



ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2002

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Shareholders' Letter ........................................................  1
Statement of Net Assets .....................................................  5
Statement of Operations ..................................................... 11
Statement of Changes in Net Assets .......................................... 12
Financial Highlights ........................................................ 13
Notes to Financial Statements ............................................... 14
Report of Independent Public Accountants .................................... 19
Trustees of The Advisors' Inner Circle Fund ................................. 20
Shareholder Voting Results .................................................. 24
Notice to Shareholders ...................................................... 25
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------

October 31, 2002

Dear Shareholders:

The year ended October 31, 2002 was a study in contrasts between the first and second halves of the Portfolio's fiscal year. In the first half, small cap stocks, led by value stocks, moved significantly higher and outperformed large cap stocks. The second half of the fiscal year was marked by sharp declines in all market cap sectors as the economic recovery stalled out over the summer and the earnings recovery remained very subdued. In addition, uncertainty over the potential conflict in the Middle East and continuing corporate scandals weighed on consumer and business confidence. For the entire fiscal year, the ICM Small Company Portfolio experienced a modest positive total return and outperformed its primary benchmark, the Russell 2000 Value Index, for the fourth time in the last five fiscal years.

                                                TOTAL RETURNS
                              --------------------------------------------------
                                  1ST FISCAL      2ND FISCAL        FISCAL
                                     HALF            HALF            YEAR
                              --------------------------------------------------
                                 NOV. 1, 2001-    MAY 1, 2002-     NOV. 1, 2001-
                                APRIL 30, 2002    OCT. 31, 2002    OCT. 31, 2002
                              -----------------  ---------------  --------------
ICM SMALL COMPANY PORTFOLIO ..      27.34%           -20.02%            1.84%
Russell 2000 Value Index .....      29.03%           -24.46%           -2.53%
Russell 2000 Index ...........      20.03%           -26.33%          -11.57%
Russell 2000 Growth Index ....      10.40%           -28.95%          -21.57%
S&P 500 Index ................       2.31%           -17.02%          -15.11%

                    PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
      1 YEAR            5 YEAR         10 YEAR      SINCE INCEPTION - 4/19/89
   END 10/31/02      END 10/31/02    END 10/31/02          THRU 10/31/02
  --------------    --------------  -------------- ---------------------------
       1.84%             5.76%          13.82%                 14.02%

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------

As is usually the case, the greatest influence on the Portfolio's absolute and relative returns was the performance of small cap value stocks in general. All of this past year's excess return relative to the Russell 2000 Value Index occurred in the second half as the Portfolio declined less than the Index. In part this was due to the cushioning effect of the modest amount of cash reserves held during this very weak period. In addition, the stocks in the Portfolio modestly outperformed their counterparts in the Index over the course of the year.

Respectfully,



/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------

Growth of a $5,000,000 Investment

-------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     FOR PERIOD ENDED OCTOBER 31, 2002*
-------------------------------------------
1 Year             5 Years         10 Years
 1.84%               5.76%           13.82%
-------------------------------------------

[Chart Graphic Omitted]
Plot points are as follows:

              ICM Small Company       Russell 2000
                  Portfolio           Value Index

10/31/92         $ 5,000,000          $ 5,000,000
1993               6,760,000            6,826,000
1994               7,070,284            6,820,539
1995               8,323,845            7,908,415
1996               9,624,030            9,456,092
1997              13,789,310           12,971,867
1998              13,094,329           11,974,331
1999              13,078,616           12,060,546
2000              15,656,411           14,147,020
2001              17,914,065           15,384,884
2002              18,243,684           14,995,647

* If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S
      PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
  RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE
     INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
         ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                         TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 92.3%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                       ----------  ------------
AUTO & TRANSPORTATION -- 2.4%
   BorgWarner ..........................................  200,000  $  8,996,000
   Offshore Logistics* .................................  150,000     3,220,500
   Swift Transportation* ...............................  375,000     6,033,750
                                                                   ------------
                                                                     18,250,250
                                                                   ------------
CONSUMER DISCRETIONARY -- 16.2%
   Aaron Rents .........................................  179,100     3,859,605
   Advanced Marketing Services .........................  410,000     7,154,500
   Buckle* .............................................  100,000     1,825,000
   Burlington Coat Factory Warehouse ...................  200,000     3,916,000
   Bush Industries, Cl A ...............................  225,000       897,750
   CBRL Group ..........................................  154,100     3,610,563
   Finlay Enterprises* .................................  310,100     3,721,200
   Furniture Brands International* .....................  260,000     5,878,600
   Hancock Fabrics .....................................  149,200     2,372,280
   Jakks Pacific* ......................................  315,000     4,170,600
   MAXIMUS* ............................................  325,000     6,623,500
   Men's Wearhouse* ....................................  350,000     4,802,000
   Mohawk Industries* ..................................   86,000     4,605,300
   O'Charleys* .........................................  300,000     5,910,000
   Papa John's International* ..........................  150,000     3,904,500
   Pier 1 Imports ......................................  550,000    10,367,500
   ProQuest* ...........................................  220,000     4,261,400
   R.H. Donnelley* .....................................  450,000    10,885,500
   Rex Stores* .........................................  350,000     4,182,500
   Russ Berrie & Co. ...................................   70,400     2,283,072
   ShopKo Stores* ......................................  500,000     6,335,000
   Sourcecorp* .........................................  341,000     7,819,130
   Toro ................................................  222,100    14,183,306
   Tropical Sportswear International* ..................  200,000     1,900,000
                                                                   ------------
                                                                    125,468,806
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------
ENERGY -- 7.1%
   Core Laboratories* ..................................  350,000  $  3,300,500
   Equitable Resources .................................  300,000    10,680,000
   Global Power Equipment Group* .......................  411,500     1,687,150
   Meridian Resource* ..................................  400,000       384,000
   Newpark Resources* ..................................  946,700     3,048,374
   Oceaneering International* ..........................  325,000     9,002,500
   Penn Virginia .......................................  250,000     8,025,000
   St. Mary Land & Exploration .........................  200,000     5,068,000
   Stone Energy* .......................................  150,000     4,824,000
   Unit* ...............................................  200,000     3,860,000
   Westport Resources* .................................  303,125     5,262,250
                                                                   ------------
                                                                     55,141,774
                                                                   ------------
FINANCIAL SERVICES -- 9.5%
   Allied Capital ......................................  245,000     5,157,250
   Colonial BancGroup ..................................  282,000     3,372,720
   CVB Financial .......................................  218,750     4,994,063
   Hanmi Financial* ....................................  131,604     1,989,852
   Kronos* .............................................  167,400     6,007,986
   Medallion Financial .................................  396,000     2,047,320
   NDCHealth ...........................................  225,000     3,971,250
   PMA Capital, Cl A ...................................  200,000     2,720,000
   Prosperity Bancshares ...............................  358,800     6,734,676
   Radian Group ........................................  200,200     7,061,054
   Reinsurance Group of America ........................  140,000     3,848,600
   Scottish Annuity & Life Holdings ....................  341,900     6,048,211
   Sterling Bancorp ....................................   65,200     1,838,640
   Superior Financial ..................................  202,300     3,641,400
   Triad Guaranty* .....................................  100,000     3,666,000
   UCBH Holdings .......................................  130,000     5,445,700
   West Coast Bancorp ..................................  306,900     4,802,985
                                                                   ------------
                                                                     73,347,707
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                       ----------  ------------
HEALTH CARE -- 9.0%
   Apria Healthcare Group* .............................  325,000  $  7,926,750
   Bio-Rad Laboratories, Cl A* .........................  260,000    11,078,600
   Covance* ............................................  450,000    10,026,000
   Dentsply International ..............................  300,000    11,076,000
   Genesis Health Ventures* ............................  354,000     5,012,640
   MedQuist* ...........................................  215,000     3,652,850
   Omnicare ............................................  450,000     9,778,500
   Quinton Cardiology Systems* .........................  368,300     2,345,703
   US Oncology* ........................................  550,000     4,405,500
   Vital Signs .........................................  130,000     4,062,500
                                                                   ------------
                                                                     69,365,043
                                                                   ------------
MATERIALS & PROCESSING -- 15.4%
   Aptargroup ..........................................  425,000    11,870,250
   Armor Holdings* .....................................  375,000     5,741,250
   Cambrex .............................................  175,000     4,872,000
   Centex Construction Products ........................  150,000     5,122,500
   Clarcor .............................................  175,000     5,409,250
   Fibermark* ..........................................  325,000     2,112,500
   FMC* ................................................  200,000     6,118,000
   Granite Construction ................................  275,000     4,405,500
   Griffon* ............................................  742,500     8,575,875
   Hughes Supply .......................................  325,000    11,098,750
   Insituform Technologies, Cl A* ......................  250,000     3,977,500
   MacDermid ...........................................  355,800     7,144,464
   Martin Marietta Materials ...........................  125,000     3,480,000
   Minerals Technologies ...............................  250,000    10,977,500
   Northwest Pipe* .....................................  175,000     2,782,500
   Olin ................................................  300,000     4,878,000
   Quaker Chemical .....................................  250,000     5,362,500
   Spartech ............................................  425,000     7,756,250
   SPS Technologies* ...................................  146,800     3,567,240
   Trammell Crow* ......................................  397,500     3,557,625
                                                                   ------------
                                                                    118,809,454
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------  ------------
PRODUCER DURABLES -- 16.2%
   Ametek ..............................................  215,000   $ 7,587,350
   Baldor Electric .....................................  244,000     4,589,640
   Belden ..............................................  280,000     3,878,000
   C&D Technologies ....................................  300,000     4,785,000
   Cognex* .............................................  200,000     3,792,000
   Diebold .............................................  250,000     8,912,500
   Entegris* ...........................................  300,000     2,583,000
   ESCO Technologies* ..................................   70,500     2,566,200
   Graco ...............................................  125,700     3,437,895
   Heico, Cl A .........................................  672,000     5,080,320
   MDC Holdings ........................................  550,000    20,647,000
   Photronics* .........................................  300,000     3,642,000
   Pulte Homes .........................................  201,150     9,236,808
   Quixote .............................................  268,000     5,252,800
   Ryland Group ........................................  400,000    16,640,000
   Spacehab* ...........................................  320,000       243,200
   Stewart & Stevenson Services ........................  300,000     3,285,000
   Symmetricom* ........................................  600,000     1,854,000
   Technitrol ..........................................  150,000     2,194,500
   Teleflex ............................................  125,000     5,257,500
   Tollgrade Communications* ...........................  304,500     3,218,565
   Ultratech Stepper* ..................................  500,000     4,400,000
   Woodhead Industries .................................  230,000     2,369,000
                                                                   ------------
                                                                    125,452,278
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 8.2%
   AMLI Residential Properties .........................  190,000     3,990,000
   Camden Property Trust ...............................  140,000     4,387,600
   CBL & Associates Properties .........................  200,000     7,392,000
   First Industrial Realty Trust .......................  125,000     3,380,000
   Gables Residential Trust ............................  165,000     3,737,250
   Healthcare Realty Trust .............................  100,000     3,096,000
   LaSalle Hotel Properties ............................  250,000     3,275,000
   Liberty Property Trust ..............................  175,000     5,134,500
   Mack-Cali Realty ....................................  100,000     2,889,000
   Mills ...............................................  225,000     6,243,750
   Pan Pacific Retail Properties .......................  170,000     5,695,000
   Parkway Properties ..................................  100,000     3,351,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
   Prentiss Properties Trust ...........................  175,000  $  4,716,250
   Ramco-Gershenson Properties .........................  100,000     1,905,000
   Reckson Associates Realty ...........................  200,000     4,062,000
                                                                   ------------
                                                                     63,254,350
                                                                   ------------
TECHNOLOGY -- 8.3%
   Adaptec* ............................................1,075,000     6,407,000
   Ansys* ..............................................  347,800     6,816,880
   Commscope* ..........................................  500,000     3,925,000
   Covansys* ...........................................  621,000     2,086,560
   EMS Technologies* ...................................  249,500     3,495,495
   Imation* ............................................  295,000    12,071,400
   Kemet* ..............................................  350,000     3,069,500
   Mentor Graphics* ....................................  530,000     5,031,290
   Moldflow* ...........................................  320,000     1,763,200
   Park Electrochemical ................................  190,000     3,429,500
   Tekelec* ............................................  458,000     3,966,280
   Tier Technologies, Cl B* ............................  335,400     6,389,370
   Trimble Navigation* .................................  320,000     4,191,680
   Tyler Technologies* .................................  492,500     1,970,000
                                                                   ------------
                                                                     64,613,155
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $637,738,960) ..............................            713,702,817
                                                                   ------------

--------------------------------------------------------------------------------
 RIGHTS -- 0.0%
--------------------------------------------------------------------------------
   Allied Capital* (expires 11/21/02)
      (Cost $0) ........................................  245,000        18,050
                                                                   ------------

--------------------------------------------------------------------------------
 CONVERTIBLE BOND -- 0.2%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
   Spacehab
      8.000%, 10/15/07
      (Cost $2,794,832) ...............................$2,700,000     1,282,500
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 7.8%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                      ------------ ------------
REPURCHASE AGREEMENT-- 7.8%
   Morgan Stanley 1.81%, dated 10/31/02,
      due 11/01/02, to be repurchased
      at $60,724,373 collateralized by $60,000,000
      Asian Development Bank 6.375%, 10/01/28,
      valued at $62,648,550 (Cost $60,721,320) .......$60,721,320  $ 60,721,320
                                                                   ------------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $701,255,112) ..............................            775,724,687
                                                                   ------------

 OTHER ASSETS AND LIABILITIES -- (0.3%)
   Investment Advisory Fees Payable ....................               (439,120)
   Administrative Fees Payable .........................                (62,841)
   Other Assets and Liabilities ........................             (1,845,631)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .............             (2,347,592)
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------
   Paid in Capital .....................................            692,038,669
   Undistributed Net Investment Income .................                281,367
   Accumulated Net Realized Gain .......................              6,587,484
   Net Unrealized Appreciation .........................             74,469,575
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..........................           $773,377,095
                                                                   ============
   INSTITUTIONAL CLASS SHARES
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ........             33,088,903
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..................................                 $23.37
                                                                         ======
 * NON-INCOME PRODUCING SECURITY
CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................   $  8,747,304
Interest .......................................................      1,501,848
                                                                   ------------
   TOTAL INCOME ................................................     10,249,152
                                                                   ------------
EXPENSES
Investment Advisory Fees .......................................      5,619,529
Administration Fees ............................................        688,922
Shareholder Servicing Fees .....................................        278,823
Transfer Agent Fees ............................................         73,020
Custodian Fees .................................................         60,443
Printing Fees ..................................................         55,229
Legal Fees .....................................................         43,332
Registration and Filing Fees ...................................         43,209
Call Center Fees ...............................................         19,461
Trustees' Fees .................................................         18,239
Audit Fees .....................................................         15,990
Other Expenses .................................................         59,784
                                                                   ------------
   NET EXPENSES BEFORE EXPENSE OFFSET ..........................      6,975,981

Expense Offset -- Note A ........................................          (383)
                                                                   ------------
   NET EXPENSES AFTER EXPENSE OFFSET ...........................      6,975,598
                                                                   ------------
NET INVESTMENT INCOME ..........................................      3,273,554
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ...............................      6,605,364
NET CHANGE IN UNREALIZED DEPRECIATION ..........................     (9,959,330)
                                                                   ------------
TOTAL NET LOSS ON INVESTMENTS ..................................     (3,353,966)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $    (80,412)
                                                                   ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR            YEAR
                                                                 ENDED           ENDED
                                                              OCTOBER 31,      OCTOBER 31,
                                                                 2002             2001
                                                             -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income ....................................$   3,273,554    $   6,247,624
   Net Realized Gain ........................................    6,605,364       20,264,360
   Net Change in Unrealized Appreciation (Depreciation) .....   (9,959,330)      51,650,778
                                                             -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS .............................................      (80,412)      78,162,762
                                                             -------------    -------------
DISTRIBUTIONS:
   Net Investment Income ....................................   (3,174,926)      (6,600,445)
   Net Realized Gain ........................................  (20,344,823)     (55,653,169)
                                                             -------------    -------------
      TOTAL DISTRIBUTIONS ...................................  (23,519,749)     (62,253,614)
                                                             -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................  345,125,910      196,188,479
   In Lieu of Cash Distributions ............................   22,266,313       58,215,763
   Redeemed ................................................. (220,538,845)    (157,824,108)
                                                             -------------    -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .............  146,853,378       96,580,134
                                                             -------------    -------------
      TOTAL INCREASE ........................................  123,253,217      112,489,282
NET ASSETS:
   Beginning of Period ......................................  650,123,878      537,634,596
                                                             -------------    -------------
   End of Period (including undistributed net investment
     income of $281,367 and $184,433, respectively) .........$ 773,377,095    $ 650,123,878
                                                             =============    =============
SHARES ISSUED AND REDEEMED:
   Issued ...................................................   13,266,809        8,232,782
   In Lieu of Cash Distributions ............................      874,249        2,717,831
   Redeemed .................................................   (8,478,192)      (6,578,632)
                                                             -------------    -------------
   NET INCREASE FROM SHARES ISSUED AND REDEEMED .............    5,662,866        4,371,981
                                                             =============    =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 STATEMENT OF FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                            YEARS ENDED OCTOBER 31,
                              ------------------------------------------------
                                2002      2001      2000      1999      1998
                              ------------------------------------------------
Net Asset Value,
   Beginning of Period .......$  23.70  $  23.32  $  22.63  $  24.35  $  27.82
                              ------------------------------------------------
Income from Investment
Operations:
   Net Investment Income .....    0.11      0.24      0.28      0.29      0.28
   Net Realized and
     Unrealized Gain (Loss) ..    0.39+     2.82      3.61     (0.30)    (1.58)
                              ------------------------------------------------
Total from Investment
   Operations ................    0.50      3.06      3.89     (0.01)    (1.30)
                              ------------------------------------------------
Distributions:
   Net Investment Income .....   (0.10)    (0.26)    (0.28)    (0.29)    (0.24)
   Net Realized Gain .........   (0.73)    (2.42)    (2.92)    (1.42)    (1.93)
                              ------------------------------------------------
 Total Distributions .........   (0.83)    (2.68)    (3.20)    (1.71)    (2.17)
                              ------------------------------------------------
Net Asset Value,
   End of Period .............$  23.37  $  23.70  $  23.32  $  22.63  $  24.35
                              ================================================
TOTAL RETURN++ ...............    1.84%    14.42%    19.71%    (0.13)%   (5.04)%
                              ================================================
RATIOS AND
   SUPPLEMENTAL DATA
Net Assets,
   End of Period
   (Thousands) ...............$773,377  $650,124  $537,635  $559,980  $618,590
Ratio of Expenses to
   Average Net Assets ........    0.87%     0.90%     0.85%     0.85%     0.89%
Ratio of Net Investment
   Income to Average
   Net Assets ................    0.41%     0.97%     1.22%     1.18%     1.12%
Portfolio Turnover Rate ......      17%       24%       33%       32%       22%

+ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
   PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

     On June 7, 2002, the shareholders of UAM ICM Small Company Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's ICM Small Company Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

         Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs.

         4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The Portfolio's Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

         5. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM
Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


an annual rate of 0.70% of average daily net assets. Old Mutual (US) Holdings Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investment Global Funds Services, (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI") a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

     Prior to June 24, 2002, the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor Inc. received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolio.

     F. TRANSFER AGENT: DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

     G.  PURCHASES AND SALES:  For the year ended October 31, 2002 the Portfolio
made  purchases  of  $263,885,047   and  sales  of  $123,313,501  of  investment
securities

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. FEDERAL TAX INFORMATION: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

     Permanent book and tax basis differences, relating to distributions received from REITS resulted in reclassifications for the year ended October 31, 2002 as follows: a reduction in undistributed net investment income of $1,694 and an increase in accumulated realized gain of $1,694. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

     The tax character of dividends and distributions paid during the last two years were as follows:

                       ORDINARY            LONG-TERM
                        INCOME           CAPITAL GAIN            TOTAL
                      -----------         -----------         ------------
2002                  $10,157,968         $13,361,781         $ 23,519,749
2001                    6,600,445          55,653,169           62,253,614

     As of October 31, 2002, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                 $   281,367
     Undistributed Long-Term
        Capital Gain                                 6,587,484
     Net Unrealized Appreciation                    74,034,917
                                                   -----------
     Total Distributable Earnings                  $80,903,768
                                                   ===========

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


     As of October 31, 2002 there were no capital loss carryforwards.

     The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2002, were as follows:

                  FEDERAL        APPRECIATED       DEPRECIATED    NET UNREALIZED
                 TAX COST        SECURITIES        SECURITIES      APPRECIATION
               ------------     ------------     -------------      -----------
               $701,689,770     $174,132,964     $(100,098,047)     $74,034,917

     I. LINE OF CREDIT: The UAM Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002 the UAM Portfolio had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, no individual shareholders held 10% or more of the total shares outstanding of the Portfolio.

     K. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account annually. For the period ended June 23, 2002 PBHGSSC was paid $19,461 by the UAM Portfolio. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Portfolio has entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received $10,691 for the period ended October 31, 2002.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


--------------------------------------------------------------------------------


To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP


Philadelphia, Pennsylvania
December 13, 2002

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TRUSTEES OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Trustees who are deemed not to be "interested persons" of the

                                                                    TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS1,                 HELD WITH                      LENGTH OF
         AGE                        THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                    (Since 1993)
75 yrs. old

--------------------------------------------------------------------------------

ROBERT A. PATTERSON                   Trustee                    (Since 1993)
75 yrs. old





--------------------------------------------------------------------------------

EUGENE B. PETERS                      Trustee                    (Since 1993)
73 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
71 yrs. old





--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------
Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                         NUMBER OF
                                                        PORTFOLIOS
                                                     IN THE ADVISORS'
                                                    INNER CIRCLE TRUST
PRINCIPAL OCCUPATION(S)                              OVERSEEN BY BOARD                      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                                       MEMBER                         HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------




Vice Chairman of Ameritrust Texas N.A.,                     40                           Trustee of The Arbor Funds,
1989-1992, and MTrust Corp., 1985-1989.                                                  The MDL Funds, and The
                                                                                         Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------

Pennsylvania State University, Senior Vice                  40                           Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                                               Trustees of Grove City College.
and Investment Consultant, Professor of                                                  Trustee of The Arbor Funds,
Transportation since 1984; Vice President-                                               The MDL Funds, and The
Investments, Treasurer, Senior Vice President                                            Expedition Funds.
(Emeritus), 1982-1984. Director,
Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------

Private investor from 1987 to present. Vice                 40                           Trustee of The Arbor Funds,
President and Chief Financial officer, Western                                           The MDL Funds, and The
Company of North America (petroleum ser-                                                 Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company),
1978-1980. President and Chief Executive
Officer of Jos. Schlitz Brewing Company
before 1978.
------------------------------------------------------------------------------------------------------------------------------------

Partner,  Dechert  Price & Rhoads,  September               40                           Trustee  of The Arbor  Funds,
1987-December  1993.                                                                     The MDL Funds,  The Expedition
                                                                                         Funds, SEI Asset Allocation Trust,
                                                                                         SEI Daily Income Trust, SEI Index
                                                                                         Funds, SEI Institutional International
                                                                                         Trust, SEI Institutional Investments
                                                                                         Trust, SEI Institutional Managed Trust,
                                                                                         SEI Insurance Products Trust,
                                                                                         SEI Liquid Asset Trust and SEI Tax
                                                                                         Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------




                                                                    TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS1,                  HELD WITH                     LENGTH OF
         AGE                        THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)


GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
60 yrs. old



--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS


ROBERT A. NESHER                     Chairman                    (Since 1991)
56 yrs. old                        of the Board
                                    of Trustees



--------------------------------------------------------------------------------

WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
62 yrs. old





--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------


                                                 NUMBER OF
                                                 PORTFOLIOS
                                              IN THE ADVISORS'
                                             INNER CIRCLE TRUST
          PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD                    OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                     MEMBER                        HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                     40                      Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                                    Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                                     Fulcrum Trust. Trustee of The Arbor
December 1996; Chief Financial Officer,                                       Funds, The MDL Funds, The
Nobel Partners, L.P., March 1991-December                                     Expedition Funds, SEI Asset
1996; Treasurer and Clerk, Peak Asset                                         Allocation Trust, SEI Daily
Management, Inc., since 1991.                                                 Income Trust, SEI Index Funds,
                                                                              SEI Institutional  International Trust,
                                                                              SEI Institutional Investments Trust,
                                                                              SEI Institutional  Managed Trust,
                                                                              SEI Insurance Products Trust,
                                                                              SEI Liquid Asset Trust and
                                                                              SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

Currently  performs  various  services on behalf      40                      Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                                    Street Funds, The Expedition Funds,
compensated. Executive Vice President of SEI                                  The MDL Funds, SEI Asset Allocation
Investments, 1986-1994. Director and                                          Trust, SEI Daily Income Trust, SEI
Executive Vice President of the Administrator                                 Index Funds, SEI Institutional
and the Distributor,  1981-1994.                                              International Trust, SEI Institutional
                                                                              Investments Trust, SEI Institutional
                                                                              Managed Trust, SEI Insurance
                                                                              Products Trust, SEI Liquid Asset Trust
                                                                              and SEI Tax Exempt Trust.

------------------------------------------------------------------------------------------------------------------------------------
Partner, Morgan, Lewis & Bockius LLP                  40                      Trustee of The Arbor Funds, The
(law firm), counsel to the Trust, SEI Investments,                            MDL Funds, The Expedition Funds,
the Administrator and the Distributor. Director                               SEI Asset Allocation Trust, SEI Daily
of SEI Investments since 1974; Secretary of                                   Income Trust, SEI Index Funds, SEI
SEI Investments since 1978.                                                   Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI
                                                                              Insurance Products Trust, SEI Liquid
                                                                              Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES R. FOGGO                      President              (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                     of SEI Investments since 1998; Vice
                                                                                President and Assistant Secretary of
                                                                                SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 1999; Associate, Paul, Weiss,
                                                                                Rifkind, Wharton & Garrison (law firm),
                                                                                1998; Associate, Baker & McKenzie
                                                                                (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA        Controller and Chief         (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                     Financial Officer                               November 1999; Audit Manager, Ernst
                                                                                & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President and Secretary     (Since 2001)         Vice President and Assistant Secretary
40 yrs. old                                                                     of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since January 2001; Shareholder/Partner,
                                                                                Buchanan Ingersoll Professional
                                                                                Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN  Vice President and Assistant Secretary  (Since 1995)         Senior Vice President and General
36 yrs. old                                                                     Counsel of SEI Investments; Senior Vice
                                                                                President, General Counsel and Secretary
                                                                                of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 2000; Vice President and Assistant
                                                                                Secretary of SEI Investments, SEI Global
                                                                                Funds Services and SEI Investments
                                                                                Distribution Co. from 1999-2000;
                                                                                Associate, Dewey Ballantine (law firm)
                                                                                from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
       OVERSEEN BY                                   OTHER DIRECTORSHIPS
         OFFICER                                      HELD BY OFFICER3
--------------------------------------------------------------------------------

           N/A                                               N/A








--------------------------------------------------------------------------------
           N/A                                               N/A


--------------------------------------------------------------------------------
           N/A                                               N/A





--------------------------------------------------------------------------------
           N/A                                               N/A

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     24 & 25

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST               TIME SERVED                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
LYDIA A. GAVALIS                Vice President and         (Since 1998)       Vice President and Assistant Secretary of SEI
38 yrs. old                     Assistant Secretary                           Investments, SEI Investments Global Funds Services
                                                                              and SEI Investments Distribution Co. since 1998;
                                                                              Assistant General Counsel and Director of Arbitration,
                                                                              Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)       Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                         Investments Global Funds Services and SEI
                                                                              Investments Distribution Co. since  1999;
                                                                              Associate, Dechert (law firm) from 1997-1999;
                                                                              Associate, Richter, Miller & Finn (law firm)
                                                                              from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)       Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                              SEI Investments Global Funds Services and
                                                                              SEI Investments Distribution Co. since 2000;
                                                                              Vice President, Merrill Lynch & Co. Asset
                                                                              Management Group from 1998 - 2000; Associate
                                                                              at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)       Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                           Investments Global Funds Services and SEI
                                                                              Investments Distribution Co. since 1999;
                                                                              Associate at White and Williams LLP
                                                                              from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)       Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                           Investments Global Funds Services and SEI
                                                                              Investments Distribution Co. since 2001;
                                                                              Associate at Howard Rice Nemorvoski
                                                                              Canady Falk & Rabkin from 1998-2001;
                                                                              Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
       OVERSEEN BY                                   OTHER DIRECTORSHIPS
         OFFICER                                       HELD BY OFFICER
--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                    26 & 27

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER MEETINGS
     A  special  meeting  of the  shareholders  of the  UAM  ICM  Small  Company
Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

     PROPOSAL
     To approve (1) the transfer of all of the assets and all of the liabilities of the UAM Portfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds, Inc. and AIC Trust; (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAM
     Portfolio; (iii) the transfer of all of the assets and all of the liabilities of UAM Funds, Inc. to the AIC Trust; and (IV) the subsequent dissolution of UAM Funds, Inc. under Maryland law.


              SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
              ------------      -----------------       -----------------------
FOR            17,983,299             99.42%                     56.58%
AGAINST            40,441              0.23%                      0.12%
ABSTAIN            63,761              0.35%                      0.20%

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Portfolio is designating the following items with regard to distributions paid during the year.

                        LONG LONG
                        (18% RATE)       ORDINARY
                       CAPITAL GAIN       INCOME      TAX-EXEMPT      TOTAL        QUALIFYING
FUND                   DISTRIBUTIONS   DISTRIBUTIONS   INTEREST   DISTRIBUTIONS   DIVIDENDS (1)
----------             -------------   -------------   --------   -------------   -------------
ICM Small Company
   Portfolio              56.81%           43.19%        0.00%       100.00%          62.15%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-AR-001-0100